Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of employee benefit

	2023	2022	2021

	(€ in thousands)
Wages and salaries	13,797	23,441	16,838
Social security costs	2,480	2,661	2,124
Pension costs — defined contribution plans	966	1,315	1,142
Equity-settled share based payments	3,106	2,869	6,216
	20,349	30,286	26,320
Average number of employees for the period	144.0	163.0	163.0

Schedule of employee per activity

	December 31, 2023	December 31, 2022	December 31, 2021
Research and Development	122.4	103.5	140.7
General and Administrative	34.2	26.7	40.9
Total number of employees (converted to FTE)	156.6	130.2	181.6